Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	29,123,118	28,715,882
Ordinary shares, shares outstanding	28,055,302	27,648,066
Ordinary shares, treasury stock	1,067,816	1,067,816
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	29,123,118	28,715,882
Ordinary shares, shares outstanding	28,055,302	27,648,066
Ordinary shares, treasury stock	1,067,816	1,067,816